INCOME TAX (Details - Income tax provision) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineItems [Line Items]
U.S.	$ 0	$ 0
Foreign	0	0
Total provision for income taxes	0	0
VIRGIN ISLANDS, BRITISH
DisclosureLineItems [Line Items]
Foreign	$ 0	$ 0